   As filed with the Securities and Exchange Commission on May 11, 2020

Securities Act File No. 033-73140

Investment Company Act File No. 811-08220

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________

FORM N-1A

	Registration Statement Under The Securities Act Of 1933				☒
	Pre-Effective Amendment No.				☐
	Post-Effective Amendment No. 69				☒
and/or
	Registration Statement Under The Investment Company Act Of 1940				☒
	Amendment No. 70				☒
(Check appropriate box or boxes)
VOYA VARIABLE PRODUCTS TRUST
(Exact Name of Registrant Specified in Charter)
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
(Address of Principal Executive Offices)
Registrant's Telephone Number, Including Area Code: (800) 992-0180
	Huey P. Falgout, Jr.			With copies to:
	Voya Investment Management			Elizabeth J. Reza
	7337 E. Doubletree Ranch Road, Suite 100			Ropes & Gray LLP
	Scottsdale, AZ 85258-2034			Prudential Tower
	(Name and Address of Agent for Service)			800 Boylston Street
Boston, MA 02199-3600
________________________
It is proposed that this filing will become effective (check appropriate box):
☒	Immediately upon filing pursuant to paragraph (b)	☐	on	(date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on	(date) pursuant to paragraph	(a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 69 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 11th day of May, 2020.

VOYA VARIABLE PRODUCTS TRUST

By: /s/ Paul A. Caldarelli

Paul A. Caldarelli

Assistant Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
	Chief Executive Officer	May 11, 2020
Michael Bell*
	Senior Vice President and	May 11, 2020
Todd Modic*
Chief/Principal Financial Officer
	Interested Trustee and President	May 11, 2020
Dina Santoro*
	Trustee	May 11, 2020
Colleen D. Baldwin*
	Trustee	May 11, 2020
John V. Boyer*
	Trustee	May 11, 2020
Patricia W. Chadwick*
	Trustee	May 11, 2020
Martin J. Gavin*
	Trustee	May 11, 2020
Joseph E. Obermeyer*
	Trustee	May 11, 2020
Sheryl K. Pressler*
	Trustee	May 11, 2020
Christopher P. Sullivan*

*By: /s/ Paul A. Caldarelli Paul A. Caldarelli**

as Attorney-in-Fact

**Powers of attorney for Michael Bell, Todd Modic, and each Trustee were filed as attachments to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on April 22, 2020 and are incorporated herein by reference.

EXHIBIT INDEX
VOYA VARIABLE PRODUCTS TRUST

Exhibit Number	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase